Consolidated income statements - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [line items]
Net sales to third parties	$ 14,408	$ 14,054	$ 27,521	$ 27,287
Other revenues	543	782	954	1,169
Cost of goods sold	(3,710)	(3,322)	(7,169)	(6,549)
Gross profit	11,241	11,514	21,306	21,907
Selling, general and administration	(3,241)	(3,442)	(6,381)	(6,500)
Research and development	(2,847)	(2,727)	(5,587)	(5,093)
Other income	410	548	888	774
Other expense	(813)	(1,029)	(1,241)	(1,561)
Operating income	4,750	4,864	8,985	9,527
Loss from associated companies	(2)	(3)	(5)	(6)
Interest expense	(462)	(289)	(805)	(559)
Other financial income and expense	(17)	(41)	(67)	(24)
Income before taxes	4,269	4,531	8,108	8,938
Income taxes	(1,012)	(507)	(1,695)	(1,305)
Net income	3,257	4,024	6,413	7,633
Attributable to
Shareholders of Novartis AG	3,264	4,041	6,420	7,647
Non-controlling interests	$ (7)	$ (17)	$ (7)	$ (14)
Basic earnings per share [abstract]
Weighted average number of ordinary shares outstanding	1,905	1,948	1,906	1,958
Basic earnings per share	$ 1.71	$ 2.07	$ 3.37	$ 3.91
Diluted earnings per share [abstract]
Adjusted weighted average number of ordinary shares outstanding	1,914	1,960	1,915	1,970
Diluted earnings per share	$ 1.71	$ 2.06	$ 3.35	$ 3.88